Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instruments
Due from related parties non current carrying value	$ 1,350	$ 1,350
Due from related parties non current fair value - determined through level 3 inputs	1,113
$250 Million Senior Unsecured Notes
Debt Instruments
Senior notes carrying value	250,000
Senior notes fair value - determined through level 2 inputs	$ 251,200